Average Annual Total Returns	0 Months Ended
Aug. 01, 2013
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(14.01%)
5 Years	none
10 Years	9.21%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class A
Average Annual Return:
1 Year	(13.05%)
5 Years	2.88%
10 Years	15.27%
Inception Date of Share Class	Jan. 20, 1998
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(13.49%)
5 Years	1.97%
10 Years	14.42%
Inception Date of Share Class	Jan. 20, 1998
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(7.90%)
5 Years	2.24%
10 Years	13.60%
Inception Date of Share Class	Jan. 20, 1998
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class B
Average Annual Return:
1 Year	(12.86%)
5 Years	2.99%
10 Years	15.37%
Inception Date of Share Class	Jan. 30, 1978
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class C
Average Annual Return:
1 Year	(9.44%)
5 Years	3.32%
10 Years	15.11%
Inception Date of Share Class	Jan. 29, 1998
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.23%
5 Years	3.54%
10 Years	9.40%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class A
Average Annual Return:
1 Year	5.92%
5 Years	1.08%
10 Years	12.24%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.47%
5 Years	0.86%
10 Years	12.12%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.43%
5 Years	0.91%
10 Years	11.03%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class B
Average Annual Return:
1 Year	6.52%
5 Years	1.11%
10 Years	12.30%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class C
Average Annual Return:
1 Year	10.54%
5 Years	1.50%
10 Years	12.02%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.29%
5 Years	0.36%
10 Years	10.43%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A
Average Annual Return:
1 Year	2.67%
5 Years	0.26%
10 Years	11.82%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	2.28%
5 Years	(0.42%)
10 Years	10.85%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.23%
5 Years	0.01%
10 Years	10.15%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class B
Average Annual Return:
1 Year	3.06%
5 Years	0.35%
10 Years	11.90%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Class C
Average Annual Return:
1 Year	7.09%
5 Years	0.70%
10 Years	11.65%
Inception Date of Share Class	Sep. 02, 1994
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(14.01%)
5 Years	none
10 Years	9.21%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Average Annual Return:
1 Year	(7.61%)
5 Years	4.23%
10 Years	16.09%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(8.07%)
5 Years	3.29%
10 Years	15.21%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.33%)
5 Years	3.40%
10 Years	14.36%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.23%
5 Years	3.54%
10 Years	9.40%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Average Annual Return:
1 Year	12.78%
5 Years	2.38%
10 Years	12.96%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.30%
5 Years	2.15%
10 Years	12.84%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.92%
5 Years	2.02%
10 Years	11.70%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.29%
5 Years	0.36%
10 Years	10.43%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class
Average Annual Return:
1 Year	9.13%
5 Years	1.59%
10 Years	12.62%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	8.69%
5 Years	0.86%
10 Years	11.59%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.50%
5 Years	1.13%
10 Years	10.86%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(14.01%)
5 Years	none
10 Years	9.21%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Average Annual Return:
1 Year	(7.42%)
5 Years	4.42%
10 Years	16.29%
Inception Date of Share Class	Feb. 29, 2000
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(7.88%)
5 Years	3.46%
10 Years	15.40%
Inception Date of Share Class	Feb. 29, 2000
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.20%)
5 Years	3.55%
10 Years	14.54%
Inception Date of Share Class	Feb. 29, 2000
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility and Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.29%
5 Years	0.36%
10 Years	10.43%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class
Average Annual Return:
1 Year	9.31%
5 Years	1.75%
10 Years	12.81%
Inception Date of Share Class	Feb. 28, 1994
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	8.84%
5 Years	1.01%
10 Years	11.77%
Inception Date of Share Class	Feb. 28, 1994
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility and Telecommunications Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.65%
5 Years	1.27%
10 Years	11.03%
Inception Date of Share Class	Feb. 28, 1994
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.23%
5 Years	3.54%
10 Years	9.40%
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Average Annual Return:
1 Year	12.33%
5 Years	2.19%
10 Years	12.77%
Inception Date of Share Class	Apr. 08, 2005
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.85%
5 Years	1.96%
10 Years	12.65%
Inception Date of Share Class	Apr. 08, 2005
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.64%
5 Years	1.86%
10 Years	11.52%
Inception Date of Share Class	Apr. 08, 2005